Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Stockholders Equity, Beginning Balance	$ 287,475	$ 311,338	$ 77,880	$ 86,405	$ 311,338	$ 86,405
Other comprehensive (loss) income, net of tax	(1,335)	3,051	(1,463)	3,433	1,716	1,970
Stockholders Equity, Ending Balance	371,157	287,475	$ 14,746	$ 77,880	371,157	$ 14,746
Currency Translation
Accumulated Other Comprehensive Income Loss [Line Items]
Stockholders Equity, Beginning Balance		3,163			3,163
Other comprehensive (loss) income, net of tax					1,608
Stockholders Equity, Ending Balance	4,771				4,771
Unrealized Gain (Loss) on Investments
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive (loss) income, net of tax					108
Stockholders Equity, Ending Balance	108				108
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Line Items]
Stockholders Equity, Beginning Balance		$ 3,163			3,163
Other comprehensive (loss) income, net of tax					1,716
Stockholders Equity, Ending Balance	$ 4,879				$ 4,879